Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

Summarized unaudited quarterly financial data for 2016 and 2015 are as follows (in thousands, except per unit amounts):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter (2)
Year Ended December 31, 2016
Total revenues	$143,376	$185,836	$187,659	$210,051
Gross margin (1)	74,045	81,072	76,427	79,243
Operating loss	(8,401)	(10,368)	(12,125)	(33,850)
Net income (loss)	(10,603)	(9,481)	(7,797)	(20,663)
Net income (loss) attributable to the Partnership	(10,600)	(10,435)	(8,993)	(21,282)
General Partner's Interest in net income (loss)	(97)	(107)	(26)	(3)
Limited Partners' Interest in net income (loss)	$(10,503)	$(10,328)	$(8,967)	$(21,279)

Limited Partners' income (loss) per unit:
Loss from continuing operations	$(0.32)	$(0.33)	$(0.33)	$(0.61)
Net income (loss)	$(0.33)	$(0.33)	$(0.33)	$(0.61)

Year Ended December 31, 2015
Total revenues	$238,035	$265,703	$209,416	$200,733
Gross margin (1)	73,088	66,757	56,829	72,380
Operating income (loss)	2,187	(5,769)	(10,831)	(158,322)
Net income (loss) from continuing operations	(1,525)	(10,913)	(15,207)	(157,165)
Income (loss) from discontinued operations, net of tax	(402)	511	(1,300)	(13,840)
Net income (loss) attributable to noncontrolling interest	4	22	24	(63)
Net income (loss) attributable to the Partnership	(1,932)	(10,425)	(16,532)	(170,939)
General Partner's Interest in net income (loss)	(32)	(66)	(104)	(1,621)
Limited Partners' Interest in net income (loss)	$(1,900)	$(10,358)	$(16,428)	$(169,319)

Limited Partners' income (loss) per unit:
Loss from continuing operations	$(0.15)	$(0.39)	$(0.50)	$(3.55)
Net loss	$(0.16)	$(0.38)	$(0.53)	$(3.85)

(1)
For a definition of gross margin and a reconciliation to its most directly comparable financial measure calculated and presented in accordance with GAAP and a discussion of how we use gross margin to evaluate our operating performance, please read Item 7. "Management's Discussion and Analysis, How We Evaluate Our Operations."

(2)	We recognized goodwill impairment charges of $15.4 million and $148.5 million in the fourth quarters of 2016 and 2015, respectively.